Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,550,954.92

Principal:
Principal Collections	$34,474,481.01
Prepayments in Full	$23,414,157.67
Liquidation Proceeds	$478,584.05
Recoveries	$5,201.93
Sub Total	$58,372,424.66
Collections	$62,923,379.58

Purchase Amounts:
Purchase Amounts Related to Principal	$489,844.35
Purchase Amounts Related to Interest	$1,764.29
Sub Total	$491,608.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,414,988.22

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$63,414,988.22
Servicing Fee	$1,132,796.54	$1,132,796.54	$0.00	$0.00	$62,282,191.68
Interest - Class A-1 Notes	$15,456.43	$15,456.43	$0.00	$0.00	$62,266,735.25
Interest - Class A-2 Notes	$210,990.83	$210,990.83	$0.00	$0.00	$62,055,744.42
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$61,707,369.42
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$61,586,148.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,586,148.75
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$61,518,266.08
Second Priority Principal Payment	$3,518,784.29	$3,518,784.29	$0.00	$0.00	$57,999,481.79
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$57,948,180.54
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$26,378,180.54
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$26,316,355.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,316,355.96
Regular Principal Payment	$58,586,540.52	$26,316,355.96	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,414,988.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,518,784.29
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$26,316,355.96
Total					$61,405,140.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$61,405,140.25	$155.81	$15,456.43	$0.04	$61,420,596.68	$155.85
Class A-2 Notes	$0.00	$0.00	$210,990.83	$0.39	$210,990.83	$0.39
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$61,405,140.25	$38.13	$877,051.43	$0.54	$62,282,191.68	$38.67

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$93,675,324.81	0.2376943	$32,270,184.56	0.0818832
Class A-2 Notes	$538,700,000.00	1.0000000	$538,700,000.00	1.0000000
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,309,815,324.81	0.8134286	$1,248,410,184.56	0.7752945

Pool Information
Weighted Average APR	3.916%	3.899%
Weighted Average Remaining Term	48.93	48.18
Number of Receivables Outstanding	71,387	69,396
Pool Balance	$1,359,355,845.82	$1,300,168,189.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,299,961,829.08	$1,243,156,540.52
Pool Factor	0.8247634	0.7888524

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$19,502,522.85
Yield Supplement Overcollateralization Amount	$57,011,649.15
Targeted Overcollateralization Amount	$68,273,288.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,758,005.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		189	$330,589.07
(Recoveries)		5	$5,201.93
Net Losses for Current Collection Period			$325,387.14
Cumulative Net Losses Last Collection Period			$391,752.96
Cumulative Net Losses for all Collection Periods			$717,140.10

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.29%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.82%	497	$10,607,890.63
61-90 Days Delinquent	0.04%	31	$575,829.03
91-120 Days Delinquent	0.02%	10	$250,002.07
Over 120 Days Delinquent	0.01%	3	$77,698.63
Total Delinquent Receivables	0.89%	541	$11,511,420.36

Repossession Inventory:
Repossessed in the Current Collection Period		32	$815,329.99
Total Repossessed Inventory		40	$1,060,900.92

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0983%
Prior Collection Period			0.1771%
Current Collection Period			0.2936%
Three Month Average			0.1897%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0434%
Prior Collection Period			0.0644%
Current Collection Period			0.0634%
Three Month Average			0.0571%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer